SUPPLEMENT TO THE CURRENTLY EFFECTIVE SUMMARY PROSPECTUS OF EACH OF THE LISTED FUNDS:

    Cash Account Trust
Tax–Exempt Portfolio — Tax Free Money Fund Class S
DWS Alternative Asset Allocation Fund
DWS Capital Growth Fund
DWS Communications Fund
DWS Core Equity Fund
DWS Core Fixed Income Fund
DWS Core Plus Income Fund
DWS Diversified International Equity Fund
DWS Dreman Mid Cap Value Fund
DWS Dreman Small Cap Value Fund
DWS Emerging Markets Equity Fund
DWS Enhanced Commodity Strategy Fund
DWS Enhanced Emerging Markets Fixed Income Fund
DWS Enhanced Global Bond Fund
DWS Equity 500 Index Fund
DWS Equity Dividend Fund
DWS Floating Rate Fund
DWS Global High Income Fund
DWS Global Income Builder Fund
DWS Global Inflation Fund
DWS Global Small Cap Growth Fund
DWS GNMA Fund
DWS Gold & Precious Metals Fund
DWS Health Care Fund
DWS High Income Fund
DWS Intermediate Tax/AMT Free Fund
DWS Large Cap Value Fund
DWS Latin America Equity Fund
DWS Managed Municipal Bond Fund
DWS Massachusetts Tax–Free Fund
DWS Mid Cap Growth Fund
DWS RREEF Global Infrastructure Fund

DWS RREEF Global Real Estate Securities Fund
DWS RREEF Real Estate Securities Fund
DWS S&P 500 Index Fund
DWS Short Duration Fund
DWS Short–Term Municipal Bond Fund
DWS Small Cap Core Fund
DWS Small Cap Growth Fund
DWS Strategic Government Securities Fund
DWS Strategic High Yield Tax–Free Fund
DWS Technology Fund
DWS U.S. Bond Index Fund
DWS Ultra–Short Duration Fund
DWS Unconstrained Income Fund
DWS World Dividend Fund
Investors Cash Trust
Treasury Portfolio — DWS U.S. Treasury Money Fund Class S

Effective on or about January 1, 2013, the following disclosure is added to the “SHAREHOLDER FEES” table in the “FEES AND EXPENSES OF THE FUND” section for the relevant classes in each fund’s summary prospectus:

SHAREHOLDER FEES (paid directly from your investment)

	A	B	C	S
Account Service Fee (for fund account balances below $10,000, and subject to certain exceptions)	$20/year	$20/year	$20/year	$20/year

Please Retain This Supplement for Future Reference
November 28, 2012
PROSTKR-195